Related party transactions	12 Months Ended
Mar. 31, 2015
Related party transactions
Related party transactions

22.  Related party transactions

During the years ended March 31, 2013, 2014 and 2015, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Yahoo

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Amount incurred or disbursed by the Company
Royalty fee (i)	592	748	448
Purchase of patents (ii)	—	430	144
Yahoo TIPLA amendment payment (Note 4(d))	3,487	—	—

(i)

The Company and Yahoo entered into a Technology and Intellectual Property Licensing Agreement in October 2005 whereby Yahoo granted to the Company the use of certain intellectual property and the Company agreed to pay Yahoo a royalty fee equal to 2%, until December 31, 2012 and equal to 1.5% thereafter, of revenues recognized on a consolidated basis under U.S. GAAP, less traffic acquisition costs incurred in connection with third-party distribution partners, business tax, value-added tax or similar sales tax based on revenue paid to governments. The Technology and Intellectual Property Licensing Agreement was amended during the year ended March 31, 2013 (Note 4(d)) and it was terminated upon the closing of the Company's initial public offering in September 2014. Such royalty expense was recognized in product development expenses.

(ii)

The Company and Yahoo entered into a patent sale and assignment agreement during the years ended March 31, 2014 and 2015 pursuant to which the Company acquired ownership of certain patents for aggregate consideration of US$70 million and US$24 million, respectively.

Transactions with Ant Financial Services and Alipay

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Amount earned by the Company
Royalty fee and software technology services fee (i)	277	1,764	1,667
SME Annual Fee (ii)	—	—	90
Reimbursement on options and RSUs (iii)	146	266	206
Other services (iv)	42	46	158

	465	2,076	2,121

Amount incurred by the Company
Payment processing fee (v)	1,646	2,349	3,853
Other services (iv)	23	21	306

	1,669	2,370	4,159

(i)

In 2011, the Company entered into an Intellectual Property License and Software Technology Services Agreement with Alipay whereby the Company licenses certain intellectual properties and provides certain software technology services to Alipay in exchange for a royalty fee and software technology services fee in an amount equal to the costs incurred by the Company in providing the software technology services plus 49.9% of the consolidated pre-tax income of Alipay and its subsidiaries (Note 4(b)), effective from December 2011. In 2014, the Intellectual Property License and Software Technology Services Agreement were terminated and the Company entered into the Amended IPLA with Ant Financial Services. Under the Amended IPLA, the Company will receive the Amended IPLA Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial Services, subject to certain adjustments (Note 4(b)), effective from August 2014.

Royalty fee and software technology services fee under IPLA and the Amended IPLA Payments were recognized as other income, net of the costs incurred for the provision of the software technology services reimbursed by Alipay of RMB218 million, RMB275 million and RMB486 million for the years ended March 31, 2013, 2014 and 2015, respectively.

(ii)

The Company entered into software system use and service agreements with Ant Financial Services in 2014. In calendar years 2015 to 2017, the Company will receive the SME Annual Fee equal to 2.5% of the average daily book balance of the micro loans made by Ant Financial Services. In calendar years 2018 to 2021, the Company will receive the SME Annual Fee equal to the amount paid for the calendar year 2017 (Note 4(b)).

(iii)

The Company entered into agreements with Ant Financial Services in 2012 and 2013 under which the Company will receive a reimbursement for options and RSUs relating to 7,249,277 ordinary shares granted to the employees of Ant Financial Services and its subsidiaries during the period from December 14, 2011 to March 31, 2014. Pursuant to the agreements, the Company will, upon vesting of such options and RSUs, receive a cash reimbursement equal to their respective grant date fair value. As this arrangement relates to share-based awards previously granted by the Company, the reimbursement is recognized as a reduction of share-based compensation expense.

(iv)

The Company also has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial Services and its subsidiaries on various technical, treasury management and other administrative services.

(v)

The Company and Alipay, among others, entered into a Commercial Agreement in 2011 whereby the Company receives payment processing services in exchange for a Payment Processing Fee (Note 4(b)), which was recognized in cost of revenue.

As of March 31, 2013, 2014 and 2015, the Company had certain amounts of cash held in accounts managed by Alipay (Note 2(p) and 2 (q)). In addition, as of March 31, 2015, the Company had certain assets and liabilities with a net amount of RMB1,428 million are managed by a subsidiary of Ant Financial Services which primarily comprised of cash and investment securities.

Transactions with management of the Company

The Company entered into an agreement during the year ended March 31, 2013 whereby a management member, through a related company acquired the interest in a business aircraft for a cash consideration of US$49.7 million (RMB312 million) which was the original purchase price of the aircraft. The aircraft was subsequently leased to the Company, free of charge, to be used mainly by the management member in connection with the duties as executive chairman. The Company has also entered into a cost reimbursement agreement with the related company to reimburse the maintenance and incidental costs of the aircraft at cost and such cost was insignificant for the years ended March 31, 2013, 2014 and 2015.

During the year ended March 31, 2014, the Company granted 50,000,000 share options to a non-profit organization designated by two members of management of the Company, subject to irrevocable instructions to designate and transfer these share options to the separate charitable trusts to be established by these two members of management of the Company (Note 9).

Transactions with Cainiao

The Company entered into agreements with Cainiao during the year ended March 31, 2014 whereby the Company disposed of two wholly-owned subsidiaries to Cainiao for cash consideration of RMB524 million. The major assets of the disposed subsidiaries consist of land use rights in the PRC. The gain on disposals for the year ended March 31, 2014 amounted to RMB74 million.

The Company has commercial arrangements with Cainiao to receive certain logistic services. Expenses incurred in connection with the logistic services provided by Cainiao of RMB785 million were recorded in the consolidated income statement for the year ended March 31, 2015.

Other transactions

The Company has commercial arrangements with SoftBank and other equity investees to provide and receive certain marketing and other services. For the years ended March 31, 2013, 2014 and 2015, the amounts relating to these transactions were not material.